UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06603
Performance Funds Trust
(Exact name of registrant as specified in charter)

3435 Stelzer Road Columbus, Ohio	43219

(Address of principal executive offices)	(Zip code)

BISYS Fund Services	3435 Stelzer Road	Columbus, Ohio 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-737-3676
Date of fiscal year end: 05/31/07
Date of reporting period: 08/31/06

Item 1. Schedule of Investments.
     File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 — 12-14 of Regulation S-X [17 CFR 210.12-12 — 12-14]. The schedules need not be audited.

Performance Funds Trust
The Money Market Fund
Schedule of Portfolio Investments
August 31, 2006
(Unaudited)

	Principal
	Amount	Value
U.S. Government Agency Obligations (54.9%)
Federal Farm Credit Bank (7.9%)
5.23%**, 9/15/06	$42,000,000	$41,915,393
5.30%, 8/16/07	2,500,000	2,499,855

		44,415,248

Federal Home Loan Bank (23.1%)
5.15%**, 9/8/06	25,000,000	24,975,062
5.15%**, 9/20/06	26,000,000	25,929,586
5.15%**, 9/27/06	25,000,000	24,907,556
3.10%, 12/20/06	9,000,000	8,961,945
4.63%, 1/17/07	5,000,000	4,999,678
4.80%, 2/26/07	10,000,000	9,995,871
5.00%, 3/20/07	5,000,000	4,999,453
5.25%, 6/8/07	5,000,000	4,989,500
5.25%, 6/18/07	5,000,000	4,987,832
5.38%, 8/1/07	5,000,000	4,999,170
5.25%, 8/10/07	5,000,000	4,996,907
5.55%, 8/24/07	5,000,000	5,000,000

		129,742,560

Federal Home Loan Mortgage Corporation (15.5%)
5.31%**, 9/26/06	35,000,000	34,875,555
4.13%, 9/27/06	5,000,000	5,000,000
5.24%**, 10/5/06	20,000,000	19,901,778
5.19%**, 10/10/06	20,000,000	19,888,525
5.19%**, 10/17/06	8,000,000	7,947,356

		87,613,214

Federal National Mortgage Association (8.4%)
5.15%**, 9/22/06	17,740,000	17,687,017
5.22%**, 11/1/06	20,000,000	19,825,133
5.00%, 1/15/07	10,000,000	9,991,048

		47,503,198

Total U.S. Government Agency Obligations		309,274,220

Commercial Paper** (29.7%)
Beverages (2.7%)
Coca-Cola Company, 5.21%, 9/21/06	15,000,000	14,956,750

Energy (3.5%)
Chevron Funding Corporation, 5.22%, 9/26/06	20,000,000	19,927,778

Financial Services (14.3%)
General Electric Capital Corporation, 5.28%, 10/19/06	25,000,000	24,825,334
Merrill Lynch & Company, 5.34%, 9/19/06	20,000,000	19,947,100
National Rural Utilities, 5.26%, 9/6/06	11,000,000	10,991,994
National Rural Utilities, 5.27%, 9/25/06	10,000,000	9,965,000

	Principal
	Amount	Value
Wells Fargo & Company, 5.27%, 9/29/06	15,000,000	14,938,983

		80,668,411

Health Care (3.5%)
Abbott Laboratories, 5.31%, 9/12/06	20,000,000	19,967,794

Newspapers (3.9%)
Gannett Company, 5.27%, 9/6/06	22,000,000	21,983,989

Retail (1.8%)
Wal-Mart Stores, Inc., 5.23%, 10/5/06	10,000,000	9,950,889

Total Commercial Paper		167,455,611

Corporate Bonds (4.8%)
Financial Services (4.8%)
Bear Stearns Company, Inc., 5.56%*, 9/15/06	7,035,000	7,035,666
Bear Stearns Company, Inc., 5.67%*, 1/16/07	5,000,000	5,003,605
Goldman Sachs Group, Inc., 5.66%*, 10/27/06	5,000,000	5,001,665
Merrill Lynch & Company, 5.595%*, 9/18/06	5,000,000	5,000,574
Wells Fargo & Company, 5.42%*, 9/15/06	5,000,000	5,000,275

Total Corporate Bonds		27,041,785

Municipal Bonds (1.2%)
Mississippi (1.2%)
Mississippi Business Finance Corporation, 5.36%*, 4/1/21	6,580,000	6,580,000

Total Municipal Bonds		6,580,000

Certificates of Deposit (3.5%)
Financial Services (3.5%)
First Tennessee Bank, 5.28%, 9/13/06	10,000,000	10,000,000
First Tennessee Bank, 5.30%, 10/30/06	10,000,000	10,000,000

Total Certificates of Deposit		20,000,000

Repurchase Agreement (5.5%)
Bank of America Securities, 5.23%, 9/1/06, with a maturity value of $30,961,001 (fully collateralized by Federal National Mortgage Association notes with a maturity date of 6/15/10 and a value of $31,575,634)	30,956,504	30,956,504

Total Repurchase Agreements		30,956,504

Total Investments (Cost $561,308,120) (a) — 99.6%		$561,308,120

Percentages indicated are based on net assets of $563,688,449.

(a)	Cost for federal income tax and financial reporting purposes is the same.

*	Variable rate note. Rate disclosed represents the rate in effect at August 31, 2006.

**	Discount note. Rate disclosed represents the effective yield at purchase date.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Short Term Government Income Fund
Schedule of Portfolio Investments
August 31, 2006
(Unaudited)

	Principal
	Amount	Value
U.S. Government Agency Obligations (95.3%)
Federal Farm Credit Bank (2.8%)
3.40%, 8/27/08	$2,500,000	$2,421,875

Federal Home Loan Bank (39.9%)
4.88%, 5/15/07	2,000,000	1,993,548
4.13%, 9/6/07	1,000,000	988,750
4.13%, 10/19/07	2,000,000	1,975,996
4.13%, 10/26/07	2,500,000	2,468,750
4.63%, 1/18/08	2,000,000	1,986,336
4.00%, 3/10/08	2,000,000	1,968,144
4.75%, 3/14/08	3,000,000	2,984,712
4.13%, 4/18/08	2,500,000	2,462,500
5.13%, 6/13/08	3,000,000	3,001,938
5.13%, 6/18/08	3,000,000	3,002,259
5.00%, 9/12/08	3,000,000	2,996,631
4.75%, 12/12/08	3,000,000	2,981,067
5.25%, 6/12/09	3,000,000	3,014,503
5.00%, 9/18/09	3,000,000	3,000,822

		34,825,956

Federal Home Loan Mortgage Corporation (15.2%)
4.50%, 8/22/07	2,350,000	2,330,880
5.00%, 1/28/08	3,000,000	2,988,684
5.13%, 4/18/08	2,000,000	2,000,966
5.38%, 5/15/08	2,000,000	1,999,500
3.88%, 6/15/08	3,000,000	2,940,000
4.00%, 1/14/09	1,000,000	975,331

		13,235,361

Federal National Mortgage Association (23.0%)
4.25%, 9/28/07	2,000,000	1,977,902
3.88%, 2/1/08	2,000,000	1,965,462
4.40%, 2/4/08	2,000,000	1,979,576
5.10%, 2/22/08	2,000,000	1,995,062
4.00%, 1/26/09	4,500,000	4,392,751
3.60%, 3/3/09	2,830,000	2,734,488
4.20%, 6/8/09	3,000,000	2,934,405
5.38%, 8/15/09	2,000,000	2,019,582

		19,999,228

U.S. Government Agency Mortgages (14.4%)
Federal National Mortgage Association, 4.50%, 3/25/21, Series 2003-26 AB	146,954	146,383
Federal Home Loan Mortgage Corporation, 5.00%, 9/15/12, Series 2702 WA	1,556,867	1,549,846
Federal Home Loan Mortgage Corporation, 4.50%, 12/15/17, Series 2690 TB	812,915	809,810
Federal Home Loan Mortgage Corporation, 4.00%, 5/15/22, Series 2693 JC	3,620,873	3,598,459

	Principal
	Amount	Value
Federal Home Loan Mortgage Corporation, 3.50%, 9/15/22, Series 2715 QB	1,997,670	1,968,064
Government National Mortgage Association, 3.25%, 6/16/27, Series 2004-26 HD	2,559,012	2,481,721
Government National Mortgage Association, 3.47%, 4/20/34, Series 2004-22 BK	2,030,386	1,950,592

		12,504,875

Total U.S. Government Agency Obligations		82,987,295

Corporate Bonds (3.5%)
Financial Services (3.5%)
General Electric Capital Corporation, 8.75%, 5/21/07	1,000,000	1,022,932
International Lease Finance Corporation, 3.75%, 8/1/07	1,000,000	984,063
Landwirtschaftliche Rentenbank, 5.16%, 2/27/09	1,000,000	997,966

Total Corporate Bonds		3,004,961

	Shares
Investment Companies (0.6%)
Performance Money Market Fund, Institutional Class (b)	529,816	529,816

Total Investment Companies		529,816

Total Investments (Cost $87,379,919) (a) — 99.4%		$86,522,072

Percentages indicated are based on net assets of $87,030,997.
(a)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$112,905
Unrealized depreciation	(970,752)

Net unrealized depreciation	$(857,847)

(b)	Affiliated security
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments
August 31, 2006
(Unaudited)

	Principal
	Amount	Value
U.S. Government Agency Obligations (68.9%)
Federal Agricultural Mortgage Corporation (1.3%)
5.93%, 6/4/08	$1,000,000	$1,013,550

Federal Farm Credit Bank (2.6%)
5.88%, 7/28/08	2,000,000	2,027,500

Federal Home Loan Bank (2.6%)
5.25%, 6/18/14	2,000,000	2,020,744

Federal Home Loan Mortgage Corporation (16.8%)
6.63%, 9/15/09	500,000	522,059
4.50%, 11/15/13, Series 2770 UH	3,000,000	2,963,010
4.50%, 2/15/15, Series 2658 PD	2,000,000	1,957,940
4.50%, 7/15/15, Series 2633 PC	3,000,000	2,937,000
5.50%, 7/18/16	2,000,000	2,060,000
5.00%, 4/15/34, Series 2780 TG	2,000,000	1,856,880
5.00%, 5/15/34, Series 2922 QE	1,000,000	950,140

		13,247,029

Federal National Mortgage Association (27.8%)
5.35%*, 9/18/06	10,000,000	9,975,820
5.00%, 4/15/15	2,000,000	1,990,726
4.50%, 5/25/15, Series 2003-54 TC	3,000,000	2,936,240
4.00%, 11/25/18, Series 2003-112 AN	1,000,000	904,957
7.00%, 4/1/20, Pool #253299	202,381	209,244
7.50%, 9/1/29, Pool #252717	81,645	84,746
4.00%, 12/25/29, Series 2003-27 EC	978,852	940,221
5.00%, 8/25/30, Series 2003-54 PE	3,000,000	2,939,652
5.50%, 12/25/34, Series 2004-96 QD	2,000,000	1,955,749

		21,937,355

Government National Mortgage Association (10.4%)
9.00%, 3/15/20, Pool #271741	3,371	3,631
4.00%, 4/16/28, Series 2003-34 PH	603,610	595,516
7.00%, 10/15/29, Pool #510559	181,409	187,227
7.50%, 10/15/29, Pool #510534	112,044	116,753
8.00%, 2/15/30, Pool #529127	183,628	194,819
5.50%, 4/20/30, Series 2003-86 QD	3,000,000	2,996,670
5.00%, 12/20/31, Series 2006-27 CB	2,216,755	2,144,222
5.50%, 3/20/34, Series 2004-27 QD	2,000,000	1,977,100

		8,215,938

Tennessee Valley Authority (7.4%)
7.14%, 5/23/12	2,000,000	2,197,500
6.00%, 3/15/13	3,500,000	3,680,250

		5,877,750

Total U.S. Government Agency Obligations		54,339,866

U.S. Treasury Bills (5.0%)
4.95%*, 10/26/06	2,000,000	1,985,320

	Principal
	Amount	Value
5.03%*, 11/24/06	2,000,000	1,977,378

Total U.S. Treasury Bills		3,962,698

U.S. Treasury Notes (5.1%)
4.75%, 5/15/14 (c)	2,000,000	2,002,188
5.13%, 5/15/16 (c)	2,000,000	2,056,796

Total U.S. Treasury Notes		4,058,984

U.S. Treasury Strips (0.9%)
5.05%*, 11/15/26	2,000,000	737,320

Total U.S. Treasury Strips		737,320

Corporate Bonds (16.7%)
Aerospace/Defense (0.6%)
Rockwell International Corporation,	500,000	504,375

6.15%, 1/15/08
Beverages (1.3%)
Coca-Cola Enterprises, 7.13%, 9/30/09	1,000,000	1,053,750

Chemicals (0.3%)
Air Products & Chemicals, Inc., 6.24%, 1/13/10	250,000	257,188

Consumer Non-Durable (0.3%)
Kimberly-Clark Corporation, 6.88%, 2/15/14	250,000	273,750

Electric & Electronic Equipment (1.4%)
Emerson Electric, 7.13%, 8/15/10	1,000,000	1,066,250

Financial Services (5.9%)
Bankers Trust Corporation, 7.50%, 11/15/15	500,000	561,250
Chase Manhattan Corporation, 6.50%, 1/15/09	250,000	255,938
CNA Financial Corporation, 6.60%, 12/15/08	500,000	510,237
Ford Motor Credit Corporation, 7.75%, 2/15/07	1,000,000	1,004,998
General Electric Capital Corporation, 6.90%, 9/15/15	650,000	714,187
Household Finance Corporation, 6.875%, 3/1/07	500,000	502,910
ITT Hartford Corporation, 7.30%, 11/1/15	500,000	555,000
John Deere Capital Corporation, 6.00%, 2/15/09	500,000	507,766

		4,612,286

Food Products & Services (2.7%)
Campbell Soup Company, 6.75%, 2/15/11	1,000,000	1,053,750
Heinz (H.J.) Company, 6.00%, 3/15/08	1,000,000	1,006,286

		2,060,036

Railroads (1.3%)
Union Tank Car Company, 6.79%, 5/1/10	1,000,000	1,052,500

Retail (0.6%)
Sears Roebuck Acceptance Corporation, 6.70%, 11/15/06	500,000	499,375

	Principal
	Amount	Value
Telecommunications (1.6%)
AT&T Corporation, 6.00%, 3/15/09	500,000	506,303
Motorola, Inc., 6.50%, 3/1/08	250,000	254,375
SBC Communications Capital Corporation, 7.20%, 10/15/26	250,000	255,625
SBC Communications, Inc., 7.13%, 8/1/07	240,000	243,300

		1,259,603

Utilities (0.7%)
Northern States Power Company, 7.13%, 7/1/25	250,000	282,813
Scottish Power PLC, 6.63%, 6/1/07	250,000	251,875

		534,688

Total Corporate Bonds		13,173,801

Securities Held as Collateral for Securities on Loan (5.3%)
Pool of various securities for the Intermediate Term Government Income Fund – See Notes to Schedule of Portfolio Investments – Securities Lending	4,148,000	4,148,000

Total Securities Held as Collateral for Securities on Loan (Cost $4,148,000)		4,148,000

	Shares
Investment Companies (2.7%)
Performance Money Market Fund, Institutional Class (b)	2,131,116	2,131,116

Total Investment Companies		2,131,116

Total Investments (Cost $81,924,864) (a) - 104.6%		$82,551,785

Percentages indicated are based on net assets of $78,942,113.

(a)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,195,541
Unrealized depreciation	(568,620)

Net unrealized appreciation	$626,921

(b)	Affiliated security.

(c)	All or a portion of the security was on loan as of August 31, 2006.

*	Discount Note. Rate disclosed represents the effective yield at purchase date.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments
August 31, 2006
(Unaudited)

	Shares	Value
Common Stocks (94.8%)
Aerospace/Defense (3.6%)
General Dynamics Corporation	9,000	$607,950
Lockheed Martin Corporation	8,000	660,800
Northrop Grumman Corporation	9,500	634,695
United Technologies Corporation	14,000	877,940

		2,781,385

Agricultural Products (1.0%)
Archer-Daniels-Midland Company	19,000	782,230

Beverages (2.9%)
Anheuser-Busch Companies, Inc.	15,000	740,700
PepsiCo, Inc.	12,000	783,360
The Pepsi Bottling Group, Inc.	21,000	735,210

		2,259,270

Chemicals (1.5%)
Praxair, Inc.	20,000	1,148,200

Commercial Services (1.2%)
Convergys Corporation (b)	44,000	918,280

Computer Software (6.9%)
BMC Software, Inc. (b)	23,000	612,260
Hewlett-Packard Company	47,000	1,718,320
Intuit, Inc. (b)	26,000	785,720
Microsoft Corporation	55,000	1,412,950
Oracle Corporation (b)	50,000	782,500

		5,311,750

Construction (5.2%)
Allegheny Technologies, Inc.	22,000	1,261,700
Caterpillar, Inc.	15,000	995,250
Nucor Corporation	36,000	1,759,320

		4,016,270

Consumer Goods & Services (2.4%)
Harley-Davidson, Inc.	11,000	643,610
Procter & Gamble Company	19,207	1,188,913

		1,832,523

Consumer Products (1.8%)
Campbell Soup Company	17,000	638,690
General Mills, Inc.	14,000	759,220

		1,397,910

Diversified (7.3%)
Applera Corporation-Applied Biosystems Group	27,000	827,550
Cooper Industries, Ltd.	7,000	573,160
Emerson Electric Company	9,000	739,350
General Electric Company	63,000	2,145,780

	Shares	Value
Textron, Inc.	7,000	587,020
Thermo Electron Corporation (b)	18,000	705,600

		5,578,460

Electronics (0.8%)
International Game Technology	15,000	580,200

Energy (10.9%)
Chevron Corporation	11,000	708,400
ConocoPhillips	24,788	1,572,303
Exelon Corporation	11,000	670,780
Exxon Mobil Corporation	61,000	4,127,870
The AES Corporation (b)	30,000	637,200
Valero Energy Corporation	11,000	631,400

		8,347,953

Financial Services (16.8%)
American Express Company	11,000	577,940
Bank of America Corporation	46,000	2,367,620
Bear Stearns Companies, Inc.	8,000	1,042,800
Citigroup, Inc.	25,000	1,233,750
JPMorgan Chase & Company	48,000	2,191,680
Morgan Stanley	15,000	986,850
Northern Trust Corporation	13,000	727,870
PNC Financial Services Group, Inc.	11,000	778,690
Principal Financial Group, Inc.	11,000	585,640
The Goldman Sachs Group, Inc.	5,000	743,250
Wells Fargo & Company	46,000	1,598,500

		12,834,590

Health Care (7.0%)
Becton, Dickinson and Company	9,000	627,300
C.R. Bard, Inc.	10,000	751,800
Caremark Rx, Inc.	11,000	637,340
Johnson & Johnson	12,000	775,920
Manor Care, Inc.	13,000	678,600
Merck & Company, Inc.	29,000	1,175,950
Quest Diagnostics, Inc.	12,000	771,360

		5,418,270

Insurance (4.3%)
Chubb Corporation	18,000	902,880
Lincoln National Corporation	12,000	728,400
MetLife, Inc.	17,500	963,025
Torchmark Corporation	12,000	746,520

		3,340,825

Machinery (0.9%)
Cummins, Inc.	6,000	688,920

Multimedia (0.8%)
The Walt Disney Company	20,000	593,000

Oil/Gas (6.8%)
Baker Hughes, Inc.	9,000	640,620
Hess Corporation	13,000	595,140
Marathon Oil Corporation	15,000	1,252,500
Occidental Petroleum Corporation	30,000	1,529,700
Schlumberger, Ltd.	10,000	613,000
XTO Energy, Inc.	13,000	595,010

		5,225,970

	Shares	Value
Real Estate Investment Trusts (0.9%)
Public Storage, Inc.	8,000	693,200

Retail (5.9%)
CVS Corporation	23,000	771,650
Dillard’s, Inc., Class A	21,000	654,780
J.C. Penney Company, Inc.	10,000	630,400
Office Depot, Inc. (b)	14,000	515,760
Safeway, Inc.	21,000	649,530
VF Corporation	9,500	663,955
Wal-Mart Stores, Inc.	15,000	670,800

		4,556,875

Telecommunications (1.9%)
AT&T, Inc.	22,000	684,860
BellSouth Corporation	20,000	814,400

		1,499,260

Transportation & Shipping (1.5%)
FedEx Corporation	6,000	606,180
Ryder System, Inc.	11,000	543,620

		1,149,800

Utilities (1.7%)
Duke Energy Corporation	20,000	600,000
FirstEnergy Corporation	13,000	741,780

		1,341,780

Waste Management (0.8%)
Waste Management, Inc.	19,000	651,320

Total Common Stocks		72,948,241

Investment Companies (1.2%)
Performance Money Market Fund, Institutional Class (c)	942,173	942,173

Total Investment Companies		942,173

Total Investments (Cost $58,042,231) (a) - 96.0%		$73,890,414

Percentages indicated are based on net assets of $76,973,420.

(a)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$16,455,299
Unrealized depreciation	(607,116)

Net unrealized appreciation	$15,848,183

(b)	Non-income producing security

(c)	Affiliated security
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments
August 31, 2006
(Unaudited)

	Shares	Value
Common Stocks (97.7%)
Capital Goods (4.5%)
Granite Construction, Inc.	20,000	$1,073,000
Precision Castparts Corporation	40,000	2,337,600

		3,410,600

Chemicals (2.6%)
Airgas, Inc.	27,000	967,140
Albemarle Corporation	18,000	988,200

		1,955,340

Commercial Services (1.5%)
Alliance Data Systems Corporation (b)	22,000	1,111,880

Computer Software (1.7%)
CSG Systems International, Inc. (b)	30,000	807,600
Transaction Systems Architects, Inc. (b)	14,000	464,380

		1,271,980

Consumer Goods & Services (5.5%)
ITT Educational Services, Inc. (b)	8,000	528,720
Jacobs Engineering Group, Inc. (b)	12,000	1,045,080
Manpower, Inc.	12,000	709,320
Republic Services, Inc.	27,000	1,047,060
Sotheby’s	30,000	834,000

		4,164,180

Consumer Products (1.1%)
Hormel Foods Corporation	23,000	842,950

Diversified (7.3%)
Carlisle Companies, Inc.	12,000	1,026,000
Crane Company	22,000	879,560
Harsco Corporation	13,000	1,034,280
Roper Industries, Inc.	24,000	1,113,120
The Brink’s Company	16,000	911,520
Trinity Industries, Inc.	18,000	600,480

		5,564,960

Electronics (2.3%)
MEMC Electronic Materials, Inc. (b)	46,000	1,779,280

Energy (10.8%)
Arch Coal, Inc.	10,000	327,500
Denbury Resources, Inc. (b)	23,000	713,230
Grant Prideco, Inc. (b)	19,000	789,070
Newfield Exploration Company (b)	11,000	475,640
Noble Energy, Inc.	30,000	1,482,600
Peabody Energy Corporation	24,000	1,057,680
Questar Corporation	13,000	1,125,020
Valero Energy Corporation	40,000	2,296,000

		8,266,740

	Shares	Value
Financial Services (5.8%)
A.G. Edwards, Inc.	17,000	897,940
Cullen/Frost Bankers, Inc.	15,000	884,400
Fidelity National Financial, Inc.	19,000	764,370
Leucadia National Corporation	40,000	1,029,200
SEI Investments Company	16,000	816,640

		4,392,550

Health Care (4.8%)
Covance, Inc. (b)	17,000	1,068,790
DENTSPLY International, Inc.	25,000	814,500
Pharmaceutical Product Development, Inc.	22,000	838,640
Vertex Pharmaceuticals, Inc. (b)	27,000	930,150

		3,652,080

Insurance (8.4%)
American Financial Group, Inc.	22,000	1,027,840
Brown & Brown, Inc.	39,000	1,167,660
HCC Insurance Holdings, Inc.	30,000	974,700
Radian Group, Inc.	16,000	958,080
W.R. Berkley Corporation	66,000	2,310,000

		6,438,280

Oil/Gas (13.0%)
Cameron International Corporation (b)	19,000	910,290
FMC Technologies, Inc. (b)	21,000	1,235,220
MDU Resources Group, Inc.	36,000	882,000
ONEOK, Inc.	24,000	918,480
Smith International, Inc.	39,000	1,636,830
Southwestern Energy Company (b)	23,000	790,050
Weatherford International, Inc. (b)	33,000	1,419,000
XTO Energy, Inc.	47,000	2,151,190

		9,943,060

Real Estate Investment Trusts (4.6%)
AMB Property Corporation	21,000	1,172,430
Developers Diversified Realty Corporation	16,000	865,600
Rayonier, Inc.	17,000	671,500
The Macerich Company	11,000	821,260

		3,530,790

Rental & Leasing (1.5%)
Rent-A-Center, Inc. (b)	42,000	1,138,200

Retail (4.3%)
American Eagle Outfitters, Inc.	35,000	1,352,050
AnnTaylor Stores Corporation (b)	22,000	875,600
Payless ShoeSource, Inc. (b)	44,000	1,032,240

		3,259,890

Technology (5.9%)
AMETEK, Inc.	16,000	686,080
Cognizant Technology Solutions Corporation, Class A (b)	34,000	2,376,940
Lam Research Corporation (b)	14,000	599,060
Western Digital Corporation (b)	46,000	841,800

		4,503,880

Telecommunications (3.9%)
Amphenol Corporation, Class A	17,000	976,990
CommScope, Inc. (b)	23,000	671,830

	Shares	Value
Harris Corporation	30,000	1,317,600

		2,966,420

Transportation (1.3%)
Expeditors International of Washington, Inc.	24,000	956,880

Transportation & Shipping (2.1%)
C.H. Robinson Worldwide, Inc.	35,000	1,603,700

Utilities (4.8%)
Alliant Energy Corporation	25,000	914,750
National Fuel Gas Company	24,000	916,080
Pepco Holdings, Inc.	36,000	914,040
Wisconsin Energy Corporation	21,000	903,000

		3,647,870

Total Common Stocks		74,401,510

Investment Companies (0.9%)
Performance Money Market Fund, Institutional Class (c)	667,706	667,706

Total Investment Companies		667,706

Total Investments (Cost $60,523,663) (a) — 98.6%		$75,069,216

Percentages indicated are based on net assets of $76,154,641.

(a)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$15,636,552
Unrealized depreciation	(1,090,999)

Net unrealized appreciation	$14,545,553

(b)	Non-income producing security

(c)	Affiliated security
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
Performance Leaders Equity
Schedule of Portfolio Investments
August 31, 2006
(Unaudited)

	Shares	Value
Common Stocks (98.0%)
Aerospace/Defense (2.6%)
Lockheed Martin Corporation	14,000	$1,156,400

Capital Goods (2.5%)
Precision Castparts Corporation	19,000	1,110,360

Chemicals (4.6%)
Airgas, Inc.	27,000	967,140
Albemarle Corporation	20,000	1,098,000

		2,065,140

Commercial Services (2.1%)
Alliance Data Systems Corporation (b)	19,000	960,260

Computer Software (7.4%)
Advent Software, Inc. (b)	29,000	949,750
Hewlett-Packard Company	34,000	1,243,040
Transaction Systems Architects, Inc. (b)	34,000	1,127,780

		3,320,570

Diversified (8.2%)
Applera Corporation-Applied Biosystems Group	32,000	980,800
Fluor Corporation	11,000	950,620
Roper Industries, Inc.	20,000	927,600
Textron, Inc.	10,000	838,600

		3,697,620

Energy (4.8%)
PPL Corporation	29,000	1,014,130
The AES Corporation (b)	53,000	1,125,720

		2,139,850

Financial Services (9.1%)
A.G. Edwards, Inc.	18,000	950,760
Principal Financial Group, Inc.	19,000	1,011,560
SEI Investments Company	21,000	1,071,840
The Goldman Sachs Group, Inc.	7,000	1,040,550

		4,074,710

Health Care (7.1%)
Caremark Rx, Inc.	15,000	869,100
Gilead Sciences, Inc. (b)	19,000	1,204,600
Pharmaceutical Product Development, Inc.	29,000	1,105,480

		3,179,180

Insurance (4.7%)
American Financial Group, Inc.	25,000	1,168,000
Radian Group, Inc.	16,000	958,080

		2,126,080

Machinery (5.0%)

	Shares	Value
Cummins, Inc.	11,000	1,263,020
Lincoln Electric Holdings, Inc.	18,000	990,540

		2,253,560

Oil/Gas (14.8%)
Baker Hughes, Inc.	16,000	1,138,880
FMC Technologies, Inc. (b)	18,000	1,058,760
Marathon Oil Corporation	14,000	1,169,000
ONEOK, Inc.	27,000	1,033,290
Schlumberger, Ltd.	20,000	1,226,000
Smith International, Inc.	23,000	965,310

		6,591,240

Real Estate Investment Trusts (2.2%)
Archstone-Smith Trust	19,000	1,010,420

Retail (6.4%)
AnnTaylor Stores Corporation (b)	24,000	955,200
Dillard’s, Inc., Class A	32,000	997,760
J.C. Penney Company, Inc.	15,000	945,600

		2,898,560

Semiconductors (2.1%)
Freescale Semiconductor, Inc., Class B (b)	31,000	958,210

Technology (2.8%)
Cognizant Technology Solutions	18,000	1,258,380

Corporation, Class A (b)
Telecommunications (4.5%)
Amphenol Corporation, Class A	17,000	976,990
AT&T, Inc.	33,000	1,027,290

		2,004,280

Transportation & Shipping (2.6%)
C.H. Robinson Worldwide, Inc.	26,000	1,191,320

Utilities (4.5%)
Allegheny Energy, Inc. (b)	24,000	1,001,760
Alliant Energy Corporation	28,000	1,024,520

		2,026,280

Total Common Stocks		44,022,420

Investment Companies (2.3%)
Performance Money Market Fund, Institutional Class (c)	1,052,799	1,052,799

Total Investment Companies		1,052,799

Total Investments (Cost $42,167,426) (a) - 100.3%		$45,075,219

Percentages indicated are based on net assets of $44,960,857.

(a)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$3,565,284
Unrealized depreciation	(657,491)
Net unrealized appreciation	$2,907,793
(b)	Non-income producing security

(c)	Affiliated security
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Strategic Dividend Fund
Schedule of Portfolio Investments
August 31, 2006
(Unaudited)

	Shares	Value
Common Stocks (93.7%)
Business Equipment & Services (1.6%)
Pitney Bowes, Inc.	16,700	$727,953

Capital Goods (0.7%)
Nam Tai Electronics, Inc.	21,900	328,281

Chemicals (3.0%)
Dow Chemical Company	17,300	659,649
Du Pont (E.I.) De Nemours	17,600	703,472
Tronox, Inc., Class B	1,286	16,589

		1,379,710

Consumer Goods & Services (3.7%)
3M Company	9,500	681,150
Altria Group, Inc.	12,300	1,027,419

		1,708,569

Diversified (3.3%)
Alcoa, Inc.	25,900	740,481
General Electric Company	23,700	807,222

		1,547,703

Energy (17.2%)
BJ Services Company	17,300	593,563
Chesapeake Energy Corporation	22,700	716,639
Chevron Corporation	14,000	901,600
ConocoPhillips	14,400	913,392
Diamond Offshore Drilling, Inc.	9,400	681,312
Eni SpA — ADR	5,700	348,612
Enterprise Products Partners, LP	30,500	816,485
GlobalSantaFe Corporation	13,900	684,158
Kinder Morgan Energy Partners, LP	16,500	738,705
Penn Virginia Resource Partners, LP	27,900	754,137
Valero Energy Corporation	14,900	855,260

		8,003,863

Financial Services (18.0%)
Bank of America Corporation	17,300	890,431
Citigroup, Inc.	17,400	858,690
Comerica, Inc.	13,000	744,250
FirstMerit Corporation	30,300	697,203
JPMorgan Chase & Company	20,800	949,728
KeyCorp	24,100	886,639
People’s Bank	26,900	972,434
San Juan Basin Royalty Trust	17,800	682,274
U.S. Bancorp	27,500	881,925
Washington Mutual, Inc.	19,800	829,422

		8,392,996

Health Care (7.0%)

	Shares	Value
Abbott Laboratories	16,600	808,420
Bristol-Myers Squibb Company	35,800	778,650
Johnson & Johnson	12,600	814,716
Pfizer, Inc.	30,600	843,336

		3,245,122

Insurance (1.6%)
Allstate Corporation	13,000	753,220

Machinery (1.0%)
Joy Global, Inc.	10,600	461,524

Paper Products (1.9%)
Temple-Inland, Inc.	19,500	868,140

Railroads (3.6%)
Burlington Northern Santa Fe Corporation	12,500	836,875
Union Pacific Corporation	10,350	831,623

		1,668,498

Raw Materials (1.7%)
Lyondell Petrochemical Company	29,600	769,008

Real Estate Investment Trusts (12.2%)
AMB Property Corporation	17,500	977,025
Boston Properties, Inc.	11,200	1,138,256
Equity Office Properties Trust	25,400	942,086
Health Care Property Investors, Inc.	26,300	791,367
Plum Creek Timber Company, Inc.	21,000	731,430
Public Storage, Inc.	12,700	1,100,455

		5,680,619

Telecommunications (3.5%)
AT&T, Inc.	29,600	921,448
Verizon Communications, Inc.	19,900	700,082

		1,621,530

Transportation (1.1%)
Frontline, Ltd.	10,800	440,532
Ship Finance International, Ltd.	2,720	54,890

		495,422

Utilities (12.6%)
Dominion Resources, Inc.	10,400	830,856
Duke Energy Corporation	30,100	903,000
Great Plains Energy, Inc.	25,100	766,052
NiSource, Inc.	34,900	738,833
Oklahoma Gas & Electric Company	28,300	1,053,892
Progress Energy, Inc.	17,600	780,208
Southern Company	23,200	795,064

		5,867,905

Total Common Stocks		43,520,063

Exchange Traded Funds (1.6%)
iShares Trust DJ Select Dividend	11,030	726,767

Total Exchange Traded Funds		726,767

Investment Companies (9.8%)
John Hancock Bank and Thrift	67,700	658,044

	Shares	Value
Opportunity Fund
Performance Money Market Fund, Institutional Class (b)	3,057,956	3,057,956
Pimco Corporate Opportunity Fund	48,000	857,280

Total Investment Companies		4,573,280

Total Investments (Cost $46,584,580) (a) — 105.1%		$48,820,110

Percentages indicated are based on net assets of $46,461,764.

(a)	Cost for federal income tax and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$3,622,634
Unrealized depreciation	(1,387,104)

Net unrealized appreciation	$2,235,530

(b)	Affiliated security, represents 6.58% of the Fund.
ADR- American Depositary Receipt
LP- Limited Partnership
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Performance Advisor Growth Portfolio
Schedule of Portfolio Investments
August 31, 2006
(Unaudited)

	Shares	Value
Investment Companies (128.3%)
Performance Intermediate Term Income Fund, Institutional Class (c)	71,757	$722,589
Performance Large Cap Equity Fund, Institutional Class (c)	85,665	1,192,457
Performance Leaders Equity Fund, Institutional Class (c) (b)	77,196	710,205
Performance Mid Cap Equity Fund, Institutional Class (c) (b)	64,372	952,703
Performance Money Market Fund, Institutional Class (c)	9,582	9,582
Performance Short Term Government Income Fund, Institutional Class (c)	19,924	193,465
Performance Strategic Dividend Fund, Institutional Class (c)	86,589	962,002

Total Investment Companies		4,743,003

Total Investments (Cost $4,832,965) (a) - 128.3%		$4,743,003

____________
     Percentages indicated are based on net assets of $3,697,353.
(a)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$46,539
Unrealized depreciation	(136,501)

Net unrealized depreciation	$(89,962)

(b)	Non-income producing security.

(c)	Affiliated security.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Performance Advisor Moderate Portfolio
Schedule of Portfolio Investments
August 31, 2006
(Unaudited)

	Shares	Value
Investment Companies (99.7%)
Performance Intermediate Term Income Fund, Institutional Class (c)	119,688	$1,205,261
Performance Large Cap Equity Fund, Institutional Class (c)	85,866	1,195,261
Performance Leaders Equity Fund, Institutional Class (c) (b)	43,079	396,329
Performance Mid Cap Equity Fund, Institutional Class (c) (b)	80,548	1,192,108
Performance Money Market Fund, Institutional Class (c)	55,093	55,093
Performance Short Term Government Income Fund, Institutional Class (c)	198,536	1,927,784
Performance Strategic Dividend Fund, Institutional Class (c)	180,649	2,007,012

Total Investment Companies		7,978,848

Total Investments (Cost $7,993,698) (a) - 99.7%		$7,978,848

Percentages indicated are based on net assets of $8,001,064.
(a)  Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized depreciation of securities as follows:

Unrealized appreciation Unrealized depreciation	$119,896 (134,746)

Net unrealized depreciation	$(14,850)

(b)	Non-income producing security

(c)	Affiliated security
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Performance Advisor Conservative Portfolio
Schedule of Portfolio Investments
August 31, 2006
(Unaudited)

	Shares	Value
Investment Companies (98.3%)
Performance Intermediate Term Income Fund, Institutional Class (c)	118,177	$1,190,040
Performance Large Cap Equity Fund, Institutional Class (c)	28,176	392,206
Performance Mid Cap Equity Fund, Institutional Class (c) (b)	26,462	391,642
Performance Money Market Fund, Institutional Class (c)	130,160	130,160
Performance Short Term Government Income Fund, Institutional Class (c)	118,520	1,150,829
Performance Strategic Dividend Fund, Institutional Class (c)	71,379	793,017

Total Investment Companies		4,047,894

Total Investments (Cost $4,056,367) (a) - 98.3%		$4,047,894

Percentages indicated are based on net assets of $4,117,150.
(a) Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$44,375
Unrealized depreciation	(52,848)

Net unrealized depreciation	$(8,473)

(b)	Non-income producing security.

(c)	Affiliated security.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
Notes to Schedules of Portfolio Investments
August 31, 2006
(Unaudited)
1.	Organization

Performance Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Delaware business trust on March 11, 1992 and currently consists of eleven separate portfolios: The Money Market Fund, The U.S. Treasury Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund, The Leaders Equity Fund, The Strategic Dividend Fund, The Performance Advisor Growth Portfolio, The Performance Advisor Moderate Portfolio, and The Performance Advisor Conservative Portfolio (individually a “Fund”, collectively the “Funds”). The U.S. Treasury Money Market Fund has not yet commenced operations; accordingly, it is not covered by this report. Each Fund has three classes of shares, Institutional Class Shares, Class A Shares, and Class B Shares, except for The Short Term Government Income Fund and The Strategic Dividend Fund, which offer Institutional Class Shares and Class A Shares only, and the three Performance Advisor Funds, which offer Class C Shares only. Each class of shares in the Funds has identical rights and privileges except with respect to distribution fees paid by each respective class, voting matters affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Funds organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Bonds and other fixed income securities (including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds’ Board of Trustees (“Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value

Performance Funds Trust
Notes to Schedules of Portfolio Investments (continued)
August 31, 2006
(Unaudited)
of such securities. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security.
The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities traded on NASDAQ are valued at the “Official Closing Price” as reported by NASDAQ. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board. Investments in open-ended investment companies, including Fund of Funds, are valued at their respective net asset values as reported by such companies.
Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters and armed conflicts.
Repurchase Agreements:
The Funds may purchase instruments from financial institutions, such as banks and broker-dealers that Trustmark Investment Advisers, Inc. (“Trustmark”) deems to present minimal credit risk under guidelines adopted by the Board, subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreements”). The seller, under a repurchase agreement, is required to maintain the value of the collateral held pursuant to the agreement with a value equal to the repurchase price (including accrued interest). Default by the seller would, however, expose the relevant Funds to a possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counter parties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the carrying value upon the sale of the underlying collateral securities. Collateral subject to repurchase agreements are held by the Funds’ custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system.
Security Transactions and Related Investment Income:
Changes in holdings of portfolio securities shall be reflected no later than in the first calculation of net asset value per share on the first business day following the trade date. However, for financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period.

Performance Funds Trust
Notes to Schedules of Portfolio Investments (continued)
August 31, 2006
(Unaudited)
Securities Lending:
The Funds may, from time to time, lend their portfolio securities to qualified brokers, dealers, domestic banks or other domestic financial institutions approved by the Board. The Funds will limit its securities lending activity to 33 1/3% of the total assets of each Fund and all loans will be secured by collateral in cash or U.S. government obligations of not less than 100% of the value of the securities loaned. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in interest bearing short-term investments. Information on the investment of cash collateral is shown below. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. The Funds have retained J.P Morgan Chase as its securities lending agent and compensates that firm based on a percentage of the profitability generated by securities lending transactions effected on the behalf of the Funds. Loans are subject to termination by the Funds or the borrower at any time.
The following Funds loaned securities and received collateral with the following market values as of August 31, 2006:

	Value of
	Loaned	Value of
Fund	Securities	Collateral
The Intermediate Term Government Income Fund	$4,117,479	$4,148,000
The cash collateral received by the Funds from securities lending at August 31, 2006 was invested into the following repurchase agreements:

	Principal
Fund	Amount	Value
The Intermediate Term Government Income Fund
Bear Stearns, 5.31%, 9/1/06, with a maturity value of $1,000,148	$1,000,000	$1,000,000
Deutsche Bank Securities, Inc., 5.28%, 9/1/06 with a maturity value of $2,148,315	$2,148,000	$2,148,000
Merrill Lynch, 5.36%, 9/1/06 with a maturity value of $1,000,149	$1,000,000	$1,000,000

	$4,148,000	$4,148,000

Item 2. Controls and Procedures.
(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).
Certifications pursuant to Rule 30a-2(a) are attached hereto.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Performance Funds Trust
By (Signature and Title)* /s/ Duane A. Dewey, President
Date October 30, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)* /s/ Duane A. Dewey, President
Date October 30, 2006
By (Signature and Title)* /s/ Christopher E. Sabato, Treasurer
Date October 30, 2006

*	Print the name and title of each signing officer under his or her signature.